Document and Entity Information	Oct. 01, 2024
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Oct. 01, 2024
Entity Registrant Name	BlackRock Funding, Inc. /DE
Entity Incorporation State Country Code	DE
Entity File Number	333-278583-01
Entity Tax Identification Number	99-1116001
Entity Address Address Line 1	50 Hudson Yards
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5800
Entity Information Former Legal Or Registered Name	BlackRock Funding, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	BLK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002012383